Auditor fees (Tables)	12 Months Ended
Dec. 31, 2021
Auditor fees
Schedule of auditors remuneration for services provided

	2021	2020	2019

	(€ in thousands)
Audit fees	419	487	515
Audit-related fees	64	24	57
Tax fees	—	—	—
All other fees	—	—	—
	483	511	572